EQUITY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Apr. 21, 2022	May 31, 2021
Equity [Abstract]
Debt Conversion, Converted Instrument, Shares Issued		4,304,842
Debt Conversion, Converted Instrument, Amount		$ 835,050
Gain (Loss) on Extinguishment of Debt		$ 1,445,042
Stockholders' Equity, Reverse Stock Split	1 for 1,000 reverse split